ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details)	Sep. 14, 2023 USD ($) $ / shares shares	Jun. 25, 2021 shares	Dec. 31, 2023 $ / shares shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Short-term borrowing | $						$ 2,000,000
Share consolidation ratio	0.067
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075		$ 0.00075	$ 0.00005	$ 0.00005	$ 0.00075
Common stock, authorized share capital | $	$ 50,000,000			$ 50,000
Ordinary shares, authorized	1,000,000,000		66,666,667	1,000,000,000		66,666,667
Preferred shares, authorized	66,666,667			66,666,667
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075			$ 0.00075
Haitaoche
Issuance of shares through private placement		4,935,700
Equity interest subscribed		100.00%